Restatement of Previously Issued Financial Statements - Adjusted Financials (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 04, 2020
Class of Warrant or Right [Line Items]
Warrant liabilities	$ 30,680,000	$ 23,400,000		$ 30,680,000	$ 0	$ 23,053,333
Total Liabilities	42,870,461	36,103,753		42,870,461	151,935	35,128,333
Class A common stock subject to possible redemption	298,469,850	304,655,650		298,469,850	0	306,230,947
Additional paid-in capital	13,654,828	7,469,090		13,654,828	24,137	5,893,808
Accumulated deficit	(8,656,150)	(2,470,351)		(8,656,150)	(11,142)	(895,052)
Formation and operating costs		1,139,720	$ 20	1,030,921	3,769
Change in fair value of warrant liabilities	(7,626,667)	7,280,000	0	(7,626,667)	0
Other income, net		7,325,519	0	(7,614,087)	0
Net loss		6,185,799	(20)	(8,645,008)	(3,769)
Sale of 34,500,000 Units, net of underwriting discounts				311,109,339
Sale of 5,833,333 Founders’ Warrants				991,667
Transaction costs allocable to warrant liabilities				873,424	0
Initial classification of Class A common stock subject to redemption				306,230,947	0
Change in value of Class A common stock subject to possible redemption		6,185,800	0	(7,761,097)	0
Initial measurement of warrants issued in connection with initial public offering accounting for as liabilities				23,053,333	0
Additional Paid-in Capital
Class of Warrant or Right [Line Items]
Net loss				0	0
Sale of 34,500,000 Units, net of underwriting discounts				311,105,889
Sale of 5,833,333 private placement warrants – Additional Paid in Capital				0
Sale of 5,833,333 Founders’ Warrants				991,667
Class A Common Stock
Class of Warrant or Right [Line Items]
Common stock value	465	403		465	$ 0	388
Net loss		$ 0	$ 0	$ 10,883
Weighted average shares outstanding, basic and diluted (in Shares)		29,846,985	0	29,846,985	0
Basic and diluted net loss per common share (in Dollars per share)		$ 0	$ 0	$ 0.00	$ 0
Nonredeemable Common Stock
Class of Warrant or Right [Line Items]
Net loss		$ 6,185,799	$ (20)	$ (8,655,891)
Weighted average shares outstanding, basic and diluted (in Shares)		13,278,015	7,500,000	7,868,993	7,500,000
Basic and diluted net loss per common share (in Dollars per share)		$ 0.47	$ (0.00)	$ (1.10)	$ 0.00
Previously Reported
Class of Warrant or Right [Line Items]
Warrant liabilities	0			$ 0		0
Total Liabilities	12,190,461			12,190,461		12,075,000
Class A common stock subject to possible redemption	329,149,850			329,149,850		329,284,280
Additional paid-in capital	5,155,043			5,155,043		5,020,615
Accumulated deficit	(156,059)			(156,059)		(21,628)
Formation and operating costs				157,497
Change in fair value of warrant liabilities				0
Other income, net				12,580
Net loss				(144,917)
Transaction costs allocable to warrant liabilities				0
Initial classification of Class A common stock subject to redemption				329,284,280
Change in value of Class A common stock subject to possible redemption				(134,430)
Initial measurement of warrants issued in connection with initial public offering accounting for as liabilities				0
Previously Reported | Additional Paid-in Capital
Class of Warrant or Right [Line Items]
Sale of 34,500,000 Units, net of underwriting discounts				325,527,465
Sale of 5,833,333 private placement warrants – Additional Paid in Capital				8,750,000
Sale of 5,833,333 Founders’ Warrants				0
Previously Reported | Class A Common Stock
Class of Warrant or Right [Line Items]
Common stock value	159			$ 159		157
Weighted average shares outstanding, basic and diluted (in Shares)				32,914,985
Previously Reported | Nonredeemable Common Stock
Class of Warrant or Right [Line Items]
Weighted average shares outstanding, basic and diluted (in Shares)				7,698,927
Basic and diluted net loss per common share (in Dollars per share)				$ (0.02)
Revision of Prior Period, Adjustment
Class of Warrant or Right [Line Items]
Warrant liabilities	30,680,000			$ 30,680,000		23,053,333
Total Liabilities	30,680,000			30,680,000		23,053,333
Class A common stock subject to possible redemption	(30,680,000)			(30,680,000)		(23,053,333)
Additional paid-in capital	8,499,785			8,499,785		873,193
Accumulated deficit	(8,500,091)			(8,500,091)		(873,424)
Formation and operating costs				873,424
Change in fair value of warrant liabilities				(7,626,667)
Other income, net				(7,626,667)
Net loss				(8,500,091)
Transaction costs allocable to warrant liabilities				873,424
Initial classification of Class A common stock subject to redemption				(23,053,333)
Change in value of Class A common stock subject to possible redemption				(7,626,667)
Initial measurement of warrants issued in connection with initial public offering accounting for as liabilities				23,053,333
Revision of Prior Period, Adjustment | Additional Paid-in Capital
Class of Warrant or Right [Line Items]
Sale of 34,500,000 Units, net of underwriting discounts				(14,421,576)
Sale of 5,833,333 private placement warrants – Additional Paid in Capital				(8,750,000)
Sale of 5,833,333 Founders’ Warrants				991,667
Revision of Prior Period, Adjustment | Class A Common Stock
Class of Warrant or Right [Line Items]
Common stock value	$ 306			$ 306		$ 231
Weighted average shares outstanding, basic and diluted (in Shares)				(3,068,000)
Revision of Prior Period, Adjustment | Nonredeemable Common Stock
Class of Warrant or Right [Line Items]
Weighted average shares outstanding, basic and diluted (in Shares)				170,066
Basic and diluted net loss per common share (in Dollars per share)				$ (1.08)